Submission	Nov. 21, 2024
Submission [Line Items]
Central Index Key	0001319161
Registrant Name	Warner Music Group, Corp.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES